Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
October 31, 2022

Dates Covered
Collections Period	10/01/22 - 10/31/22
Interest Accrual Period	10/17/22 - 11/14/22
30/360 Days	30
Actual/360 Days	29
Distribution Date	11/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/22	810,115,501.45	39,699
Yield Supplement Overcollateralization Amount 09/30/22	76,909,847.22	0
Receivables Balance 09/30/22	887,025,348.67	39,699
Principal Payments	30,502,525.05	847
Defaulted Receivables	1,009,578.32	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/22	73,217,709.18	0
Pool Balance at 10/31/22	782,295,536.12	38,816

Pool Statistics	$ Amount	# of Accounts
Pool Factor	78.92%
Prepayment ABS Speed	1.56%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	7,303,989.25	287
Past Due 61-90 days	2,349,709.39	90
Past Due 91-120 days	610,194.43	22
Past Due 121+ days	0.00	0
Total	10,263,893.07	399

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.20%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.35%
Delinquency Trigger Occurred	NO

Recoveries	462,596.49
Aggregate Net Losses/(Gains) - October 2022	546,981.83
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.74%
Prior Net Losses/(Gains) Ratio	0.28%
Second Prior Net Losses/(Gains) Ratio	0.39%
Third Prior Net Losses/(Gains) Ratio	0.11%
Four Month Average	0.38%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.11%

Overcollateralization Target Amount	7,040,659.83
Actual Overcollateralization	7,040,659.83
Weighted Average Contract Rate	4.18%
Weighted Average Contract Rate, Yield Adjusted	8.61%
Weighted Average Remaining Term	54.75

Flow of Funds	$ Amount
Collections	34,021,196.15
Investment Earnings on Cash Accounts	14,532.15
Servicing Fee	(739,187.79)
Transfer to Collection Account	-
Available Funds	33,296,540.51

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,898,427.94
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	5,778,925.82
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	14,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,040,659.83
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,696,022.75

Total Distributions of Available Funds	33,296,540.51

Servicing Fee	739,187.79
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 10/17/22	802,824,461.94
Principal Paid	27,569,585.65
Note Balance @ 11/15/22	775,254,876.29

Class A-1
Note Balance @ 10/17/22	48,654,461.94
Principal Paid	27,569,585.65
Note Balance @ 11/15/22	21,084,876.29
Note Factor @ 11/15/22	9.2073696%

Class A-2a
Note Balance @ 10/17/22	247,800,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	247,800,000.00
Note Factor @ 11/15/22	100.0000000%

Class A-2b
Note Balance @ 10/17/22	106,200,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	106,200,000.00
Note Factor @ 11/15/22	100.0000000%

Class A-3
Note Balance @ 10/17/22	266,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	266,000,000.00
Note Factor @ 11/15/22	100.0000000%

Class A-4
Note Balance @ 10/17/22	89,920,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	89,920,000.00
Note Factor @ 11/15/22	100.0000000%

Class B
Note Balance @ 10/17/22	29,500,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	29,500,000.00
Note Factor @ 11/15/22	100.0000000%

Class C
Note Balance @ 10/17/22	14,750,000.00
Principal Paid	0.00
Note Balance @ 11/15/22	14,750,000.00
Note Factor @ 11/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,030,932.11
Total Principal Paid	27,569,585.65
Total Paid	29,600,517.76

Class A-1
Coupon	1.54800%
Interest Paid	60,672.11
Principal Paid	27,569,585.65
Total Paid to A-1 Holders	27,630,257.76

Class A-2a
Coupon	2.77000%
Interest Paid	572,005.00
Principal Paid	0.00
Total Paid to A-2a Holders	572,005.00

Class A-2b
One-Month SOFR	2.79135%
Coupon	3.36135%
Interest Paid	287,563.49
Principal Paid	0.00
Total Paid to A-2b Holders	287,563.49

Class A-3
Coupon	3.25000%
Interest Paid	720,416.67
Principal Paid	0.00
Total Paid to A-3 Holders	720,416.67

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.0656978
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.0415245
Total Distribution Amount	30.1072223

A-1 Interest Distribution Amount	0.2649437
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	120.3912037
Total A-1 Distribution Amount	120.6561474

A-2a Interest Distribution Amount	2.3083333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	2.3083333

A-2b Interest Distribution Amount	2.7077541
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	2.7077541

A-3 Interest Distribution Amount	2.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7083333

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	209.61
Noteholders' Third Priority Principal Distributable Amount	535.01
Noteholders' Principal Distributable Amount	255.38

Account Balances	$ Amount
Reserve Account
Balance as of 10/17/22	4,915,858.40
Investment Earnings	11,757.78
Investment Earnings Paid	(11,757.78)
Deposit/(Withdrawal)	-
Balance as of 11/15/22	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$9,580,558.54	$5,161,238.66	3,790,530.92
Number of Extensions	348	185	147
Ratio of extensions to Beginning of Period Receivables Balance	1.08%	0.56%	0.40%